GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF GOODWILL	Goodwill is as follows:
	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Goodwill, gross	69,517,007	131,483,596	16,856,871
Less: accumulated impairment	—	—	—
Goodwill, net	69,517,007	131,483,596	16,856,871

SCHEDULE OF RECONCILIATION OF CARRYING AMOUNT OF GOODWILL BY REPORTABLE SEGMENTS

Reconciliation of the carrying amount of goodwill by reportable segments is as follows:

	Professional solution services (Bowser)	Nursing solution services (Care U)	Logistics and other solution services (Top Team)	Total
	HKD	HKD	HKD	HKD
Balance, July 1, 2024	—	—	—	—
Arising on acquisition of Top Spin (note 3(a))	—	69,517,007	—	69,517,007
Balance, June 30, 2025	—	69,517,007	—	69,517,007
Arising on acquisition of Bowser (note 3(b))	54,425,364	—	—	54,425,364
Arising on acquisition of Top Team (note 3(c))	—	—	7,541,225	7,541,225
Balance, June 30, 2026	54,425,364	69,517,007	7,541,225	131,483,596
Balance, June 30, 2026 (US$)	6,977,610	8,912,437	966,824	16,856,871

SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets, net, are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Trademark (with indefinite lives)	11,004,000	11,004,000	1,410,769
Club membership (with indefinite lives)	—	600,000	76,923

Customer relationship (with definite lives)	20,246,000	41,698,000	5,345,898
Know-how (with definite lives)	—	13,270,000	1,701,282
Less: accumulated amortization	(168,717)	(2,595,862)	(332,803)
	20,077,283	52,372,138	6,714,377
Intangible assets, net	31,081,283	63,976,138	8,202,069